[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]




                                 October 9, 2001


VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: Rule 497(j) Filing for Merrill Lynch Life Insurance Company and Merrill Lynch Life Variable Annuity Separate Account A
     (File No. 333-90243)


Commissioners:

On behalf of Merrill Lynch Life Insurance Company (the "Company") and Merrill Lynch Life Variable Annuity Separate Account A (the "Account"), pursuant to Rule 497(j) under the Securities Act of 1933, I certify that the form of supplement to the prospectus dated October 5, 2001 that would have been filed pursuant to paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0314, or Mary E. Thornton of our firm at (202) 383-0698, if you have any questions or comments regarding this letter.

Sincerely,

/s/ Kimberly J. Smith

Kimberly J. Smith


cc: Edward W. Diffin, Jr., Esq.
    Mary E. Thornton, Esq.